SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restricted cash (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Restricted cash
Restricted cash	¥ 399,337	$ 57,898	¥ 675,159	¥ 1,998,323
ABS Plans and Trust Plan
Restricted cash
Restricted cash	16,650	2,414	16,650
Security Deposit
Restricted cash
Restricted cash	144,613	20,967	166,082
Pledged | Pledged Security
Restricted cash
Restricted cash	¥ 775,692	$ 112,464	¥ 198,350